Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Loss Per Share [Abstract]
LOSS PER SHARE
13.	LOSS PER SHARE

Components of basic and diluted loss per share for the three months ended March 31, 2018 and 2017 were as follows:

	2018	2017

Basic Loss Per Share Numerator
Net loss	$(309,176)	$(179,567)
Loss Attributable to Common Stockholders	$(309,176)	$(179,567)
Diluted Loss Per Share Numerator
Loss Attributable to Common Stockholders	$(309,176)	$(179,567)

Basic Weighted Average Shares Outstanding	100,000,000	100,000,000
Diluted Weighted Average Shares Outstanding:	100,000,000	100,000,000

Loss Per Share
- Basic	$(0.003)	$(0.002)
- Diluted	$(0.003)	$(0.002)

13.	LOSS PER SHARE

Components of basic and diluted loss per share as follows:

	Years Ended
	December 31	December 31
	2017	2016
Basic Loss Per Share Numerator
Net loss	$(744,678)	$(908,761)
Loss Attributable to Common Stockholders	$(744,678)	$(908,761)
Diluted Loss Per Share Numerator
Loss Attributable to Common Stockholders	$(744,678)	$(908,761)

Basic Weighted Average Shares Outstanding	100,000,000	76,301,370
Diluted Weighted Average Shares Outstanding:	100,000,000	76,301,370

Loss Per Share
- Basic	$(0.007)	$(0.012)
- Diluted	$(0.007)	$(0.012)